Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Inventories

4. Inventories

Inventories consist of the following:

	June 30, 2024	December 31, 2023
	US$	US$
Raw material	391,392	526,522
Work-in-process	101,647	2,376
Finished goods	562,571	1,048,211
Low-value consumables	36,704	40,116
Total	1,092,314	1,617,225

For the six months ended June 30, 2024 and 2023, there were no writes-down of inventories.